Summary of Significant Accounting Policies - Estimated useful lives of our major classes of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful lives	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Software
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives	7 years